NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Non-Controlling Interest 1 [Abstract]
Redeemable/Exchangeable Partnership Units and Special LP Units	$ 12,447	$ 12,249
Exchange LP Units	71	73
FV LTIP Units of the Operating Partnership	50	52
BPR Units	901	1,050
Interests of others in operating subsidiaries and properties:
Preferred shares held by Brookfield Asset Management	15	15
Preferred equity of subsidiaries	2,999	3,000
Non-controlling interests in subsidiaries and properties	12,977	12,672
Total interests of others in operating subsidiaries and properties	15,991	15,687
Total non-controlling interests	$ 29,460	$ 29,111